Due to Trust Account (Summary of Due to Trust Account Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Due To Trust Account [Abstract]
Amount outstanding at end of fiscal year	¥ 3,335,155	¥ 6,338,154
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.02%